Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Revenue, net	$ 82,764	$ 55,164	$ 24,172
Cost of revenue	32,932	24,441	13,211
Gross profit	49,832	30,723	10,961
Operating expenses:
Selling, general and administrative	42,314	26,642	16,444
Research and development	50,149	33,108	15,067
Total operating expenses	92,463	59,750	31,511
Loss from operations	(42,631)	(29,027)	(20,550)
Other income (expense):
Foreign exchange loss	(2,283)	(503)	(285)
Interest expense	(10,673)	(431)	(820)
Investment income, net	532	564	100
Change in fair value of derivative instrument			(3,935)
Gain on early extinguishment of debt, net			4,606
Other, net			(25)
Loss before income taxes	(55,055)	(29,397)	(20,909)
Provision for income taxes
Net loss	$ (55,055)	$ (29,397)	$ (20,909)
Net loss per common share - basic and diluted	$ (3.94)	$ (2.17)	$ (2.15)
Weighted average shares outstanding - basic and diluted	13,959	13,570	9,714